RISK MANAGEMENT (Details 14) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		$ 199,665,846		$ 181,147,247
Impairment loss on financial assets		1,946		2,190
Credit exposure		125,675,861		111,135,323
Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,860,621		11,705,563
Impairment loss on financial assets		1,198		0
Credit exposure		14,859,423		11,705,563
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		990,788		895,425
Impairment loss on financial assets		0		0
Credit exposure		990,788		895,425
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		529,525		519,399
Impairment loss on financial assets		0		0
Credit exposure		529,525		519,399
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[1]	16,837,677		13,900,216
Credit exposure	[1]	13,970,430		12,515,452
Other Financial Instruments [Member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,859,423		11,705,563
Credit exposure		12,118,078		10,568,106
Other Financial Instruments [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		1,520,313	[2]	1,414,824
Impairment loss on financial assets		0		0
Credit exposure		1,520,313	[2]	1,414,824
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		10,701,855		8,538,974
Impairment loss on financial assets		0		0
Credit exposure		10,701,855		8,538,974
Financial assets at amortised cost, class [member] | Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		4,158,766		3,166,589
Impairment loss on financial assets		1,198		0
Credit exposure		$ 4,157,568		$ 3,166,589

[1]	Collateral Held (-) and Collateral Pledged (+).
[2]	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.